Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Obligations [Abstract]
Debt Obligations

4.  Debt Obligations

Long-term debt

	March 31,	December 31,
$ in millions	2015	2014

First mortgage bonds due in September 2016 - 1.875%	$445.0	$445.0
Pollution control series due in January 2028 - 4.7%	35.3	35.3
Pollution control series due in January 2034 - 4.8%	179.1	179.1
Pollution control series due in September 2036 - 4.8%	100.0	100.0
Pollution control series due in November 2040 - rates from: 0.02% - 0.05% and 0.04% - 0.15% (a)	100.0	100.0
U.S. Government note due in February 2061 - 4.2%	18.1	18.1
Unamortized debt discount	(2.8)	(2.8)
Total long-term debt at subsidiary	874.7	874.7

Bank term loan due in May 2018 - rates from: 2.41% - 2.43% and 2.42% - 2.45% (a)	130.0	140.0
Senior unsecured bonds due in October 2016 - 6.5%	130.0	130.0
Senior unsecured bonds due in October 2019 - 6.75%	200.0	200.0
Senior unsecured bonds due in October 2021 - 7.25%	780.0	780.0
Note to DPL Capital Trust II due in September 2031 - 8.125% (b)	15.6	15.6
Unamortized debt discount	(0.7)	(0.7)
Total non-current portion of long-term debt	$2,129.6	$2,139.6

Current portion of long-term debt

	March 31,	December 31,
$ in millions	2015	2014

Bank term loan due in May 2018 - rates from: 2.41% - 2.43% and 2.42% - 2.45% (a)	$30.0	$20.0
U.S. Government note due in February 2061 - 4.2%	0.1	0.1
Total current portion of long-term debt	$30.1	$20.1

(a)Range of interest rates for the three months ended March 31, 2015 and the twelve months ended December 31, 2014, respectively.

(b)Note payable to related party. See Note 1: Related Party Transactions for additional information.

At March 31, 2015, maturities of long-term debt are as follows:

Due within the twelve months ending March 31,
($ in millions)
2016	$30.1
2017	615.1
2018	40.1
2019	50.2
2020	200.2
Thereafter	1,227.5
Total maturities	2,163.2

Unamortized premiums and discounts	(3.5)
Total long-term debt	$2,159.7

Premiums or discounts recognized at the date of the Merger are amortized over the remaining life of the debt using the effective interest method.

DP&L has a $300.0 million unsecured revolving credit agreement with a syndicated bank group. This $300.0 million facility has a five-year term expiring on May 10, 2018, a $100.0 million letter of credit sublimit and a feature that provides DP&L the ability to increase the size of the facility by an additional $100.0 million.  At March 31, 2015, there were two letters of credit in the amount of $1.4 million outstanding, with the remaining $298.6 million available to DP&L.  Fees associated with this letter of credit facility were not material during the three months ended March 31, 2015 or 2014.

DP&L’s unsecured revolving credit agreement and DP&L’s amended standby letters of credit have two financial covenants, the first measures Total Debt to Total Capitalization. The Total Debt to Total Capitalization ratio is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter.  The second financial covenant ratio compares EBITDA to Interest Expense ratio.  The EBITDA to Interest Expense ratio is calculated, at the end of each fiscal quarter, by dividing EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period.

DPL has a $100.0 million unsecured revolving credit facility. This $100.0 million facility has a $100.0 million letter of credit sublimit and a feature that provides DPL the ability to increase the size of the facility by an additional $50.0 million. This facility has a five year term expiring on May 10, 2018; however, if DPL has not refinanced its senior unsecured bonds due October 2016 before July 15, 2016, then the maturity of this facility shall be July 15, 2016.  At March 31, 2015, there was one letter of credit in the amount of $2.3 million outstanding, with the remaining $97.7 million available to DPL.    Fees associated with this facility were not material during the three months ended March 31, 2015 or 2014.

DPL’s unsecured revolving credit agreement and unsecured term loan have two financial covenants.  The first financial covenant, a Total Debt to EBITDA ratio, is calculated at the end of each fiscal quarter by dividing total debt at the end of the current quarter by consolidated EBITDA for the four prior fiscal quarters.  The second financial covenant, an EBITDA to Interest Expense ratio, is calculated, at the end of each fiscal quarter, by dividing EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period.

DPL’s unsecured revolving credit agreement and unsecured term loan restrict dividend payments from DPL to AES and adjust the cost of borrowing under the facilities under certain credit rating scenarios.

Substantially all property, plant & equipment of DP&L is subject to the lien of the mortgage securing DP&L’s First and Refunding Mortgage.

Note 6 – Debt Obligations

Long-term debt
$ in millions	December 31, 2014	December 31, 2013

First mortgage bonds due in September 2016 - 1.875%	$445.0	$445.0
Pollution control series due in January 2028 - 4.7%	35.3	35.3
Pollution control series due in January 2034 - 4.8%	179.1	179.1
Pollution control series due in September 2036 - 4.8%	100.0	100.0
Pollution control series due in November 2040 - variable rates: 0.04% - 0.15% and 0.04% - 0.26% (a)	100.0	100.0
U.S. Government note due in February 2061 - 4.2%	18.1	18.3
Unamortized debt discount	(2.8)	(3.1)
Total long-term debt at subsidiary	874.7	874.6

Bank term loan due in May 2018 - variable rates: 2.41% - 2.42% (a)	140.0	180.0
Senior unsecured bonds due in October 2016 - 6.50%	130.0	430.0
Senior unsecured bonds due in October 2019 - 6.75%	200.0	-
Senior unsecured bonds due in October 2021 - 7.25%	780.0	780.0
Note to DPL Capital Trust II due in September 2031 - 8.125%	15.6	20.6
Unamortized debt discount	(0.7)	(1.0)
Total long-term debt	$2,139.6	$2,284.2

(a) - range of interest rates for the twelve months ended December 31, 2014 and December 31, 2013, respectively

Current portion - long-term debt
$ in millions	December 31, 2014	December 31, 2013

Bank term loan due in May 2018 - variable rates: 2.41% - 2.42% (a)	$20.0	$10.0
U.S. Government note due in February 2061 - 4.2%	0.1	0.1
Capital lease obligations	-	0.1
Total current portion - long-term debt	$20.1	$10.2

(a) - range of interest rates for the twelve months ended December 31, 2014 and December 31, 2013, respectively

At December 31, 2014, maturities of long-term debt are summarized as follows:

Due within the twelve months ending December 31,
$ in millions
2015	$20.1
2016	615.1
2017	40.1
2018	60.1
2019	200.1
Thereafter	1,227.7
2,163.2
Unamortized discounts and premiums, net	(3.5)
Total long-term debt	$2,159.7

Premiums or discounts recognized at the Merger date are amortized over the life of the debt using the effective interest method.

On December 4, 2008, the OAQDA issued $100.0 million of collateralized, variable rate Revenue Refunding Bonds Series A and B due November 1, 2040.  In turn, DP&L borrowed these funds from the OAQDA and issued corresponding first mortgage bonds to support repayment of the funds.  The payment of principal and interest on each series of the bonds when due is backed by a standby letter of credit issued by JPMorgan Chase Bank, N.A.  This letter of credit facility, which expires in June 2018, is irrevocable and has no subjective acceleration clauses.  Fees associated with this letter of credit facility were not material during the years ended December 31, 2014,  2013 and 2012.

On May 10, 2013, DP&L entered into a $300.0 million unsecured revolving credit agreement with a syndicated bank group. This $300.0 million facility has a five year term expiring on May 10, 2018, a $100.0 million letter of credit sublimit and a feature which provides DP&L the ability to increase the size of the facility by an additional $100.0 million. At December 31, 2014, there were two letters of credit in the amount of $0.7 million outstanding, with the remaining $299.3 million available to DP&L.  Fees associated with this revolving credit facility were not material during the years ended December 31, 2014 or 2013.

DP&L’s unsecured revolving credit agreement and DP&L’s amended standby letters of credit have two financial covenants, the first being Total Debt to Total Capitalization and the second being EBITDA to Interest Expense.  The EBITDA to Interest Expense ratio is calculated, at the end of each fiscal quarter, by dividing EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period.

On March 1, 2011, DP&L completed the purchase of $18.7 million of electric transmission and distribution assets from the federal government that are located at the Wright-Patterson Air Force Base (WPAFB).  DP&L financed the acquisition of these assets with a note payable to the federal government that is payable monthly over 50 years and bears interest at 4.2% per annum.

On September 19, 2013, DP&L closed a $445.0 million issuance of senior secured first mortgage bonds.  These new bonds mature on September 15, 2016, and are secured by DP&L’s First & Refunding Mortgage.  Substantially all property, plant and equipment of DP&L is subject to the lien of the First and Refunding Mortgage.

On May 10, 2013, DPL entered into a $200.0 million unsecured term loan agreement.  This term loan has a five year term expiring on May 10, 2018; however, if DPL has not either: (a) prepaid the full $200.0 million term loan balance; or (b) refinanced its senior unsecured bonds due October 2016 before July 15, 2016, then the maturity of this DPL term loan shall be July 15, 2016.  This term loan amortizes at 5% of the original balance per quarter from September 2014 to maturity.  As of December 31, 2014 there was $160 million outstanding on this Term Loan.  Fees associated with this new term loan were not material during the years ended December 31, 2014 or 2013.

On May 10, 2013,  DPL entered into a $100.0 million unsecured revolving credit facility. This facility has a $100.0 million letter of credit sublimit and a feature which provides DPL the ability to increase the size of the facility by an additional $50.0 million. This facility has a five year term expiring on May 10, 2018; however, if DPL has not refinanced its senior unsecured bonds due October 2016 before July 15, 2016, then the maturity of this DPL credit facility shall be July 15, 2016. As of December 31, 2014 there was one letter of credit issued in the amount of $2.3 million, with the remaining $97.7 million available to DPL.  Fees associated with this revolving credit facility were not material during the years ended December 31, 2014 or 2013.

DPL’s unsecured revolving credit agreement and unsecured term loan have two financial covenants.  The first financial covenant, a Total Debt to EBITDA ratio, is calculated at the end of each fiscal quarter by dividing total debt at the end of the current quarter by consolidated EBITDA for the four prior fiscal quarters.  The second financial covenant is an EBITDA to Interest Expense ratio that is calculated, at the end of each fiscal quarter, by dividing EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period.

DPL’s unsecured revolving credit agreement and unsecured term loan restrict dividend payments from DPL to AES and adjust the cost of borrowing under the facilities under certain credit rating scenarios.

In connection with the closing of the Merger, DPL assumed $1,250.0 million of debt that Dolphin Subsidiary II, Inc., a subsidiary of AES, issued on October 3, 2011 to partially finance the Merger.  The $1,250.0 million was issued in two tranches.  The first tranche was $450.0 million of five year senior unsecured notes issued with a 6.50% coupon maturing on October 15, 2016.  The second tranche was $800.0 million of ten year senior unsecured notes issued with a 7.25% coupon maturing on October 15, 2021.    In December 2013, DPL executed an Open Market Repurchase Program and successfully bought back $20 million of the first tranche of five year senior unsecured notes issued with a 6.50% coupon and $20 million of the second tranche of ten year senior unsecured notes issued with a 7.25% coupon.  Subsequent to repurchasing these bonds DPL immediately retired them.

On September 6, 2014, DPL announced its intent to purchase a maximum of $280.0 million of aggregate principal of the Senior Unsecured bonds maturing October 2016 through a tender offer.  On October 6, 2014, DPL increased the maximum amount of the tender to $300.0 million and on October 20th the tender expired.  DPL settled the $300.0 million on October 6th through (a) net proceeds from a $200.0 million Senior Unsecured note issuance (maturing October 2019 and priced at 6.75%); (b) a draw on the DPL revolving line of credit and (c) cash on hand.

In October 2014, DPL repaid $5.0 million of the note due to Capital Trust II, which used the funds to repurchase securities in the open market at a slight premium.  Subsequent to repurchasing these securities Capital Trust II immediately retired them.